PROVISION FOR EMPLOYEE BENEFITS - Actuarial assumptions (Details) - Defined benefits plans	Dec. 31, 2022	Dec. 31, 2021
PROVISION FOR EMPLOYEE BENEFITS
Discount rate (%)	0.50%	3.93%
Probability of retirement (%)	75.35%	77.21%